CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Dispositions During Period
Condensed Cash Flow Statements, Captions [Line Items]
Cash and cash equivalents acquired	$ 219
Total cash consideration paid	516	$ 0
Acquisitions During Period
Condensed Cash Flow Statements, Captions [Line Items]
Cash and cash equivalents acquired	83	641
Total cash consideration paid	$ 522	$ 3,267